Statement of Comprehensive Income (Loss) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Income (Loss) per share (argentine pesos per share), Basic	$ 55.28	$ (62.17)	$ (147.97)
Income (Loss) per share (argentine pesos per share), Diluted	$ 55.28	$ (62.17)	$ (147.97)